Related Party Transactions (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 13, 2023	Jun. 03, 2022	Jun. 21, 2021	Jun. 18, 2021	Jun. 03, 2021	Feb. 28, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jun. 22, 2021	Feb. 14, 2021
Related Party Transaction [Line Items]
Stock issued during period, value, new issues									$ 25,000
Conversion of stock, amount converted		$ 3,600,000
Fair value per share converted		$ 3
Related party transaction, amounts of transaction							$ 10,000			$ 10,000
Initial Business Combination [Member]
Related Party Transaction [Line Items]
Common stock, shares outstanding							250,000
IPO [Member]
Related Party Transaction [Line Items]
Units Issued During Period Shares New Issues					10,000,000
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Units Issued During Period Shares New Issues				326,000	1,500,000		1,500,000		1,500,000
Private Placement [Member]
Related Party Transaction [Line Items]
Stock issued during Period, shares, new issues	5,869,800
Private Placement [Member] | Initial Business Combination [Member]
Related Party Transaction [Line Items]
Stock issued during Period, shares, new issues							250,000
Maximum [Member] | IPO [Member]
Related Party Transaction [Line Items]
Units Issued During Period Shares New Issues						11,500,000
Common Class B [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, new issues									$ 288
Stock issued during Period, shares, new issues									2,875,000
Number of shares subject to forfeiture			293,500									293,500
Common stock, shares outstanding							2,581,500		2,581,500	2,581,500	2,581,500
Common Class B [Member] | Private Warrants [Member]
Related Party Transaction [Line Items]
Conversion of stock, shares converted		1,200,000
Founder Share [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of shares subject to forfeiture			326,000									326,000
Founder Share [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Number of shares subject to forfeiture			2,581,500
Founder Share [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, new issues							$ 25,000			$ 25,000
Founder Share [Member] | Sponsor [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, new issues						$ 25,000
Stock issued during Period, shares, new issues			293,500			2,875,000
Outstanding shares (in percent)						20.00%
Restrictions on transfer period of time after business combination completion							1 year			1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)							$ 12.00			$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination							20 days			20 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination							30 days			30 days
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences							150 days			150 days
Founder Share [Member] | Sponsor [Member] | Common Class B [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of shares subject to forfeiture						375,000
Promissory Note With Related Party [Member]
Related Party Transaction [Line Items]
Maximum Borrowing Capacity of Related Party Promissory Note													$ 300,000
Notes Payable							$ 448,039		$ 163,039	$ 323,039	$ 163,039
Related Party Loans [Member]
Related Party Transaction [Line Items]
Maximum loans convertible into warrants							$ 1,500,000			$ 1,500,000
Warrants price per unit							$ 1.00			$ 1.00
Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction							$ 30,000	$ 30,000	$ 71,667	$ 120,000
Debt instrument related to administrative support agreement							$ 337,667			$ 307,667	$ 62,667